SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure Of Segmented Information [Abstract]
SEGMENTED INFORMATION [Text Block]

17.         SEGMENTED INFORMATION

The Company operates in two business segments with operations and long-term assets in United States and Canada. The two business segments include the design, production, and distribution of various proprietary products for the rail sector and the development of the KXI HD control system for no road vehicles. As at December 31, 2022, long-term assets of $1,506,666 (2021 - $1,250,676) relate to the heavy-duty suspension control system located in Canada and $2,309,088 (2021 - $2,597,313) relate to the rail sector located in the United States. There has been no revenue related to the heavy-duty suspension control system to December 31, 2022 from the inception of the project.